GENERAL	6 Months Ended
Jun. 30, 2022
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.General

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012 and have been listed on the Nasdaq Global Market (“Nasdaq”) since July 20, 2018.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these condensed consolidated interim financial statements, the Company commercializes in the U.S., mainly Talicia®, for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company, and Movantik®, for the treatment of opioid-induced constipation.

3) Through June 30, 2022, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities and senior secured borrowing. There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business and support its indebtedness.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of all of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, that will result in negative cash flows from operating activities.

According to the Credit Agreement with HCR Collateral Management, LLC (“HCRM”), the Company needs to deliver to HCRM its condensed consolidated interim financial statements within 60 days after the end of the Company’s fiscal quarter. The Company did not deliver its condensed consolidated interim financial statements as of June 30, 2022 within 60 days after the end of the second fiscal quarter (see also note 9 below). In addition, there is an uncertainty regarding RedHill Inc’s ability to comply with other covenants required under the Credit Agreement, including Minimum Net Sales and Minimum Cash covenants for the next 12 months. For more information regarding the covenants, see note 15 to the annual financial statements and note 3(f) below.

Per the Credit Agreement, failure to perform or meet any covenant, which continues for 30 days after the earlier of the date on which (i) such failure occurred and (ii) written notice thereof shall have been given to RedHill Inc, shall constitute an Event of Default. If any Event of Default occurs and is continuing, HCRM may declare all amounts owing or payable under the Credit Agreement to be immediately due and payable. Thus, at the end of the reporting period, Redhill Inc. does not have an unconditional right to defer its settlement for at least 12 months after June 30, 2022, therefore, the Company classified the borrowing as a current liability. As of the date of the approval of these financial statements, there is no certainty that HCRM will grant waivers or alterations for any covenant in breach under the credit agreement as of June 30, 2022, or conceivably in breach in the next 12 months. Consequently, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In response to these conditions, management has entered discussions with HCRM regarding a consensual business solution (see also note 9 below). In addition, management is evaluating strategic alternatives to satisfy its outstanding obligations under the Credit Agreement, including a potential strategic transaction with respect to Movantik®, as well as management is in discussions with third parties to refinance the HCRM loan, in addition to raise additional capital through equity financings, M&As or through other forms of financing. However, these plans are subject to market conditions and are not within the Company’s control, and therefore cannot be deemed probable.

The current COVID-19 pandemic has presented substantial public health and economic challenges around the world and specifically in the Company’s target markets in the U.S., affecting employees, patients, medical clinics, medical diagnosis, communities, and business operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations, the terms of the Credit Agreement and financial condition will depend on future developments that are bit certain and still cannot be predicted at this stage. The Company took actions designed to mitigate the potential impact of the COVID-19 pandemic on its business operations and to date, the COVID-19 pandemic has not caused significant disruptions to the supply chain and the Company has sufficient supply on hand to meet U.S. commercial demand and clinical study’s needs.

A number of the Company’s commercial activities have been materially impacted by the COVID-19 pandemic, including some launch sales and marketing activities for Talicia® for H. pylori infection and significant impact on sales of Aemcolo® for travelers’ diarrhea as well as on the Company’s sales force turnover.

b. Approval of the condensed consolidated interim financial statements:

These condensed consolidated interim financial statements were approved by the Board of Directors (the "BoD") on November 7, 2022.